As filed with the Securities and Exchange Commission on April 23, 2021

Registration Numbers 333-190296/811-04001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-4

Registration Statement

Under

The Securities Act Of 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 9

And/Or

Registration Statement

Under

The Investment Company Act Of 1940	☒
Amendment No. 292

Metropolitan Life Separate Account E

(Exact Name of Registrant)

Metropolitan Life Insurance Company

(Exact Name of Depositor)

200 Park Avenue, New York, New York 10166

(Address of Depositor’s Principal Executive Offices) (zip code) (212) 578-9500

(Depositor’s Telephone Number, including Area Code)

(Name and Address of Agent for Service)

Stephen Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, New York 10166

COPIES TO:

W. Thomas Conner, Esq.

Vedder Price P.C.

1401 I Street NW, Suite 1100

Washington, D.C. 20005

Approximate Date of Proposed Public Offering:

On April 30, 2021 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	pursuant to paragraph (a)(1) of Rule 485. If appropriate, check the following box:

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 8 (“Amendment No. 8”) to Registration Statement File No. 333-190296/811-04001 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 26, 2021. Parts A, B and C were filed in Amendment No. 8 and are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York, on the 23rd day of April, 2021.

METROPOLITAN LIFE SEPARATE ACCOUNT E (Registrant)

BY: METROPOLITAN LIFE INSURANCE COMPANY (DEPOSITOR)

BY:	/s/ Howard Kurpit
Howard Kurpit Senior Vice President

BY: METROPOLITAN LIFE INSURANCE COMPANY (DEPOSITOR)

BY:	/s/ Howard Kurpit
Howard Kurpit Senior Vice President

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Signatures

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the date indicated on April 23, 2021.

Signature	Title
* R. Glenn Hubbard	Chairman of the Board and Director

* Michel A. Khalaf	President and Chief Executive Officer and Director

* John DennisMcCallion	Executive Vice President and Chief Financial Officer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W.Grisé	Director

* Carlos M. Gutierrez	Director

* Gerald L Hassell	Director

* David L. Herzog	Director

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A.Weinberger	Director
By: /s/ Robin Wagner
Robin Wagner

Attorney-in-Fact April 23, 2021

*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

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